FIXED ASSETS AND GOODWILL (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Depreciation expense	$ 5,851		$ 11,129
Goodwill, Impairment Loss	$ 1,008,642		22,203,422
Tickeri [Member]
Goodwill, Impairment Loss			16,733,272
Monster Creative Transaction [Member]
Goodwill, Impairment Loss			$ 5,470,150